Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases
16.
Leases

Group as a lessee

The Group has lease contracts for land, motor vehicles, office space and staff accommodations used in its operations. These leases are generally with lease term of more than 1 year to 12 years.

The Group also has certain leases of office space and staff accommodations with lease terms of 12 months or less. The Group has applied the “short-term leases” recognition exemptions for these leases.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year.

	Leasehold land RMB’000	Building and office space RMB’000	Office furniture, fittings and equipment RMB’000	Motor vehicles RMB’000	Total RMB’000	Total US$’000
At January 1, 2023	289,065	52,739	42	295	342,141	47,693
Addition	—	31,082	—	1,002	32,084	4,472
Depreciation	(12,282)	(33,671)	(7)	(111)	(46,071)	(6,422)
Disposal of subsidiary	(22,782)	—	—	—	(22,782)	(3,176)
Disposal	(5,564)	—	—	—	(5,564)	(776)
Termination	—	(1,382)	—	—	(1,382)	(193)
Translation difference	—	18	1	—	19	3
At December 31, 2023 and January 1, 2024	248,437	48,786	36	1,186	298,445	41,601
Addition	—	55,196	—	152	55,348	7,715
Depreciation	(11,371)	(38,963)	(7)	(120)	(50,461)	(7,034)
Termination	—	(1,353)	—	—	(1,353)	(188)
Translation difference	—	34	—	—	34	5
At December 31, 2024	237,066	63,700	29	1,218	302,013	42,099

Set out below are the carrying amounts of lease liabilities and the movements during the year:

	2023	2024	2024
	RMB’000	RMB’000	US$’000
At January 1	59,641	49,281	6,869
Additions	32,084	55,348	7,715
Accretion of interest (Note 7.3)	1,969	1,714	239
Payments	(43,073)	(41,752)	(5,820)
Termination	(1,382)	(1,353)	(188)
Translation difference	42	(7)	(1)
At December 31	49,281	63,231	8,814
Current (Note 25)	33,272	32,973	4,596
Non-current (Note 25)	16,009	30,258	4,218
Total	49,281	63,231	8,814

16.
Leases (cont’d)

Group as a lessee (cont’d)

The following are the amounts recognized in profit of loss:

	2023	2024	2024
	RMB’000	RMB’000	US$’000
Depreciation charge for right-of-use assets	46,071	50,461	7,034
Interest expenses on lease liabilities (Note 7.3)	1,969	1,714	239
Expenses relating to short-term leases (included in selling, general and administrative expenses and research and development expenses)	18,275	21,458	2,991
Total amount recognized in profit or loss	66,315	73,633	10,264

In 2024, the Group had total cash outflows for leases of RMB 63.2 million (US$8.8 million) (2023: RMB 61.3 million). The Group also had non-cash additions to right-of-use assets and lease liabilities of RMB 55.3 million (US$7.7 million) in 2024 (2023: RMB 32.1 million). The future cash outflows relating to leases that have not yet commenced are disclosed in Note 30.

Group as a lessor

The Group has entered into operating leases on some of its assets, including surplus offices and warehouses. These leases have terms between 1 to 20 years. Rental income recognized by the Group during the year is RMB 30.9 million (US$4.3 million) (2023: RMB 25.8 million).

Future minimum rental receivables under non-cancellable operating leases as of 31 December are as follows:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Within 1 year	13,239	14,156	1,973
After 1 year but within 5 years	41,920	41,106	5,730
More than 5 years	42,027	37,051	5,165
	97,186	92,313	12,868